Right-of-use Assets and Lease Liabilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Retail	Dec. 31, 2019 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge		$ 2,234,000
Principal elements of lease payments	$ 26,251,000	19,051,000	$ 19,127,000
Charges recognized in relation to short-term and low value leases	6,700,000	$ 6,400,000
Right of Use Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge	$ 0
Right of Use Assets | In-Stores
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Number of smaller retail locations | Retail		1
Right of Use Assets | Reduction in Carrying Value
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge		$ 2,200,000
Right of Use Assets | Reduction in Carrying Value | In-Stores
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge		1,500,000
Right of Use Assets | Reduction in Carrying Value | Brand Platform
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge		$ 700,000
Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	3 years
Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	12 years